employee future benefits - Future benefit payments (Details) - Pension plans $ in Millions	Dec. 31, 2023 CAD ($)
First year
employee future benefits
Estimated future benefit payments	$ 489
2 years hence
employee future benefits
Estimated future benefit payments	501
3 years hence
employee future benefits
Estimated future benefit payments	509
4 years hence
employee future benefits
Estimated future benefit payments	514
5 years hence
employee future benefits
Estimated future benefit payments	520
5 years hence to 10 years
employee future benefits
Estimated future benefit payments	2,687
Funded Defined Benefit Pension Plans | First year
employee future benefits
Estimated future benefit payments	477
Funded Defined Benefit Pension Plans | 2 years hence
employee future benefits
Estimated future benefit payments	489
Funded Defined Benefit Pension Plans | 3 years hence
employee future benefits
Estimated future benefit payments	496
Funded Defined Benefit Pension Plans | 4 years hence
employee future benefits
Estimated future benefit payments	501
Funded Defined Benefit Pension Plans | 5 years hence
employee future benefits
Estimated future benefit payments	507
Funded Defined Benefit Pension Plans | 5 years hence to 10 years
employee future benefits
Estimated future benefit payments	2,613
Unfunded Defined Benefit Pension Plans | First year
employee future benefits
Estimated future benefit payments	12
Unfunded Defined Benefit Pension Plans | 2 years hence
employee future benefits
Estimated future benefit payments	12
Unfunded Defined Benefit Pension Plans | 3 years hence
employee future benefits
Estimated future benefit payments	13
Unfunded Defined Benefit Pension Plans | 4 years hence
employee future benefits
Estimated future benefit payments	13
Unfunded Defined Benefit Pension Plans | 5 years hence
employee future benefits
Estimated future benefit payments	13
Unfunded Defined Benefit Pension Plans | 5 years hence to 10 years
employee future benefits
Estimated future benefit payments	$ 74